Leases - Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Leases [Abstract]
2013	$ 50.8
2014	46.0
2015	40.6
2016	34.7
2017	24.5
Thereafter	$ 89.0